Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments & Contingencies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)
	2022	2021
Balance at January 1	$77	$83
Current period accruals	84	82
Accrual adjustments to reflect experience	(2)	(1)
Charges incurred	(81)	(86)
Balance at December 31	$79	$77

Extended Warranty Liability (Deferred Income)

($ in millions)
	2022	2021
Balance at January 1	$350	$425
Revenue deferred for new extended warranty contracts	100	133
Amortization of deferred revenue	(163)	(198)
Other*	(15)	(10)
Balance at December 31	$272	$350
Current portion	$137	$163
Noncurrent portion	$135	$186

* Other consists primarily of foreign currency translation adjustments.